Stockholders' Equity / (Deficit) - Summary of Outstanding Warrants Activity (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) (Parenthetical) - $ / shares	1 Months Ended
	Jan. 31, 2017	Sep. 29, 2020	Apr. 23, 2020	Apr. 02, 2020	Mar. 31, 2020	Mar. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants exercise price per share		$ 3.06	$ 9.00	$ 7.74
FaceBank Group, Inc Pre-Merger [Member]
Warrants exercise price per share					$ 5.00	$ 7.74	$ 0.75	$ 0.75
FaceBank Group, Inc Pre-Merger [Member] | Warrants [Member]
Warrants exercise price per share								$ 0.80
Warrants exercise price, description	In January 2017, the Company executed a 1-for-10,000 reverse split, that resulted in an exercise price of $800. Following the 1 for 30 reverse split in February 2019, the exercise price is currently $24,000 per share.